UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (52.0%)(a)
	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	$969,196	$1,059,597
FRB Ser. 97-D5, Class A5, 7.247s, 2043	180,000	176,454
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	1,213,000	1,209,039
Ser. 07-2, Class A2, 5.634s, 2049	945,000	957,349
Ser. 06-4, Class A2, 5.522s, 2046	4,884,000	5,014,981
Ser. 05-6, Class A2, 5.165s, 2047	530,000	539,164
FRB Ser. 05-1, Class A5, 5.094s, 2042	103,000	105,747
Ser. 07-5, Class XW, IO, 0.434s, 2051	23,280,498	474,922
Ser. 07-1, Class XW, IO, 0.287s, 2049	11,443,516	150,868
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.77s, 2035	27,182,092	351,165
Ser. 04-4, Class XC, IO, 0.261s, 2042	19,092,165	288,824
Ser. 04-5, Class XC, IO, 0.221s, 2041	54,076,763	736,001
Ser. 06-5, Class XC, IO, 0.134s, 2016	82,221,438	1,145,567
Ser. 05-1, Class XW, IO, 0.097s, 2042	106,731,015	128,077
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.849s, 2036	113,707	64,813
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.183s, 2018	273,000	163,800
FRB Ser. 04-BBA4, Class G, 0.933s, 2018	365,000	237,250
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.233s, 2022	409,000	173,424
FRB Ser. 05-MIB1, Class J, 1.283s, 2022	1,095,000	585,825
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	7,299,339	618,984
Ser. 04-2, IO, 2.97s, 2034	1,827,285	66,330
Ser. 05-1A, IO, 2.87s, 2035	3,037,086	131,506
Ser. 04-3, IO, 2.87s, 2035	2,123,271	85,568
Ser. 07-1, Class S, IO, 2.757s, 2037	8,800,103	612,487
Ser. 06-4A, IO, 2.331s, 2036	1,341,830	108,017
Ser. 05-3A, IO, 2.15s, 2035	8,323,865	440,332
Ser. 06-2A, IO, 1.798s, 2036	1,689,438	98,663
FRB Ser. 05-1A, Class A1, 0.531s, 2035	705,329	465,517
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	2,549,656	1,695,521
Ser. 04-9, Class 1A1, 4.226s, 2034	102,129	67,481
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.172s, 2032	379,000	311,654
Ser. 07-PW17, Class A3, 5.736s, 2050 (F)	15,217,000	14,742,846
Ser. 05-PWR9, Class X1, IO, 0.196s, 2042	30,243,272	205,049
Ser. 04-PR3I, Class X1, IO, 0.173s, 2041	9,792,392	147,865
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.686s, 2038	15,165,140	484,375
Ser. 06-PW14, Class X1, IO, 0.144s, 2038 (F)	16,309,052	225,228
Ser. 07-PW15, Class X1, IO, 0.088s, 2044	48,058,253	313,820
Ser. 05-PW10, Class X1, IO, 0.062s, 2040	64,906,782	104,500
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	2,862,800	12,883
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	361,949	369,765
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.095s, 2014	2,935,000	2,911,605
Ser. 08-C7, Class A2A, 6.034s, 2049	1,600,000	1,650,705
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.108s, 2049	97,527,431	1,188,616
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.578s, 2036	266,926	162,825
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0 3/8s, 2049	21,009,467	346,656
Ser. 07-CD4, Class XC, IO, 0.086s, 2049	70,261,804	491,833
Ser. 06-CD2, Class X, IO, 0.085s, 2046	62,728,115	197,845
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	1,575,530	1,598,336
Ser. 98-C2, Class F, 5.44s, 2030	2,996,000	2,882,609
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.019s, 2017	1,301,000	1,185,985
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	771,000	516,444
Ser. 06-CN2A, Class J, 5.57s, 2019	617,000	339,350
FRB Ser. 01-J2A, Class A2F, 0.733s, 2034	1,190,000	1,103,101
Ser. 03-LB1A, Class X1, IO, 0.545s, 2038	6,780,870	250,601
Ser. 05-LP5, Class XC, IO, 0.228s, 2043	36,135,157	307,955
Ser. 06-C8, Class XS, IO, 0.085s, 2046	48,119,217	458,779
Ser. 05-C6, Class XC, IO, 0.064s, 2044	47,081,064	225,313
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	1,014,267	679,084
Ser. 06-2CB, Class A11, 6s, 2036	9,268,167	5,914,249
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	1,473,817	1,272,376
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.611s, 2035	57,578	39,729
FRB Ser. 05-HYB4, Class 2A1, 4.837s, 2035	2,831,873	2,109,745
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	401,320	384,515
Ser. 04-R2, Class 1AS, IO, 5.673s, 2034	13,050,793	1,518,057
IFB Ser. 05-R1, Class 1AS, IO, 5.661s, 2035	3,594,681	418,674
Ser. 06-R1, Class AS, IO, 5.644s, 2036	3,588,228	394,705
Ser. 05-R3, Class AS, IO, 5.571s, 2035	21,054,366	2,367,702
FRB Ser. 06-R2, Class AS, IO, 5.49s, 2036	7,154,551	747,683
IFB Ser. 05-R2, Class 1AS, IO, 5.32s, 2035	18,348,017	1,990,578

FRB Ser. 04-R2, Class 1AF1, 0.651s, 2034	5,368,976	4,402,561
Credit Suisse Mortgage Capital Certificates
Ser. 07-3, Class 1A1A, 5.837s, 2037	2,418,508	1,547,845
FRB Ser. 07-C4, Class A2, 5.808s, 2039	4,383,000	4,476,322
Ser. 06-C5, Class AX, IO, 0.153s, 2039	31,068,620	454,068
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.131s, 2039	62,325,368	792,866
Ser. 07-C2, Class AX, IO, 0.111s, 2049	95,824,505	623,722
Ser. 07-C1, Class AX, IO, 0.085s, 2040	62,561,065	474,150
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.031s, 2017	188,000	80,840
FRB Ser. 06-A, Class C, 0.831s, 2017	553,000	293,090
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,420,819	1,392,403
CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	3,670,000	3,804,947
FRB Ser. 04-C3, Class A5, 5.113s, 2036	39,000	39,167
Ser. 04-C3, Class A3, 4.302s, 2036	21,920	21,938
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.415s, 2035	28,964,660	849,545
FRB Ser. 05-TFLA, Class J, 1.183s, 2020	198,500	182,620
FRB Ser. 04-TF2A, Class J, 1.183s, 2016	254,000	208,280
FRB Ser. 04-TF2A, Class H, 0.933s, 2019	495,000	445,500
Ser. 01-CK1, Class AY, IO, 0.778s, 2035	83,522,600	290,759
Ser. 03-C3, Class AX, IO, 0.6s, 2038	39,049,457	1,573,154
Ser. 04-C4, Class AX, IO, 0.405s, 2039	7,749,429	172,890
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047	11,224,000	11,399,872
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.787s, 2031	144,631	2,980
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	293,491	293,952
Ser. 99-CG2, Class B3, 6.1s, 2032	1,485,000	1,277,100
Ser. 99-CG2, Class B4, 6.1s, 2032	2,084,000	2,097,996
Fannie Mae
IFB Ser. 07-75, Class JS, 50.515s, 2037	620,956	1,080,733
IFB Ser. 06-62, Class PS, 38.516s, 2036	519,187	798,718
IFB Ser. 07-30, Class FS, 28.759s, 2037	808,638	1,156,564
IFB Ser. 06-49, Class SE, 28.077s, 2036	1,533,926	2,231,178
IFB Ser. 05-25, Class PS, 27.145s, 2035	72,144	106,089
IFB Ser. 06-115, Class ES, 25.637s, 2036	1,094,444	1,548,147
IFB Ser. 06-8, Class HP, 23.721s, 2036	1,417,354	1,983,773
IFB Ser. 05-45, Class DC, 23.464s, 2035	1,206,381	1,709,943
IFB Ser. 05-95, Class OP, 19.643s, 2035	640,664	849,091
IFB Ser. 05-106, Class JC, 19.409s, 2035	391,752	504,450
IFB Ser. 05-83, Class QP, 16.794s, 2034	342,545	427,706
Ser. 02-T1, Class A4, 9 1/2s, 2031	25,883	30,203
Ser. 04-T3, Class PT1, 8.895s, 2044	224,629	259,867
IFB Ser. 03-44, Class SI, IO, 7.769s, 2033	4,786,412	874,832
IFB Ser. 06-90, Class SE, IO, 7.569s, 2036	1,308,109	236,802
Ser. 03-W1, Class 2A, 7 1/2s, 2042	961,382	1,088,164
Ser. 02-T4, Class A3, 7 1/2s, 2041	66,743	75,545
Ser. 01-T3, Class A1, 7 1/2s, 2040	223,586	253,071
Ser. 01-T1, Class A1, 7 1/2s, 2040	385,055	435,834
Ser. 99-T2, Class A1, 7 1/2s, 2039	125,829	141,627
IFB Ser. 04-17, Class ST, IO, 7.369s, 2034	125,110	24,552
IFB Ser. 08-7, Class SA, IO, 7.319s, 2038	185,334	32,092
Ser. 01-W3, Class A, 7s, 2041	219,421	244,484
Ser. 05-W4, Class 1A3, 7s, 2035	677,192	754,540
IFB Ser. 06-43, Class SU, IO, 6.969s, 2036	515,319	76,376
IFB Ser. 06-24, Class QS, IO, 6.969s, 2036	2,776,393	523,851
IFB Ser. 05-52, Class DC, IO, 6.969s, 2035	1,498,219	259,844
IFB Ser. 06-79, Class DI, IO, 6.919s, 2036	3,025,435	486,914
IFB Ser. 06-60, Class SI, IO, 6.919s, 2036	4,420,710	698,408
IFB Ser. 04-24, Class CS, IO, 6.919s, 2034 (F)	3,019,931	467,265
IFB Ser. 04-60, Class SW, IO, 6.819s, 2034	4,246,315	702,871
IFB Ser. 03-130, Class BS, IO, 6.819s, 2033	122,634	17,000
IFB Ser. 03-76, Class SB, IO, 6.819s, 2033	35,940,713	5,718,203
IFB Ser. 05-65, Class KI, IO, 6.769s, 2035	8,187,231	1,235,284
IFB Ser. 03-34, Class WS, IO, 6.769s, 2029	113,584	13,789
IFB Ser. 08-41, Class S, IO, 6.569s, 2036	113,674	16,110
IFB Ser. 05-48, Class SM, IO, 6.569s, 2034	2,219,141	315,329
IFB Ser. 07-54, Class CI, IO, 6.529s, 2037	1,587,388	239,761
IFB Ser. 08-34, Class SM, IO, 6.519s, 2038	5,244,661	770,553
IFB Ser. 07-58, Class SP, IO, 6.519s, 2037	1,649,364	273,026
IFB Ser. 07-28, Class SE, IO, 6.519s, 2037	1,632,186	243,632
IFB Ser. 07-24, Class SD, IO, 6.519s, 2037	6,764,379	955,114
IFB Ser. 07-2, Class SM, IO, 6.519s, 2037	237,786	25,822
IFB Ser. 06-79, Class SI, IO, 6.519s, 2036	1,705,271	226,925
IFB Ser. 05-90, Class GS, IO, 6.519s, 2035	227,880	34,824
IFB Ser. 05-12, Class SC, IO, 6.519s, 2035	1,500,734	207,256
IFB Ser. 05-17, Class ES, IO, 6.519s, 2035	1,807,816	244,415
IFB Ser. 05-18, Class SK, IO, 6.519s, 2035	220,737	21,990
IFB Ser. 07-30, Class IE, IO, 6.509s, 2037	4,689,970	853,890
IFB Ser. 06-123, Class CI, IO, 6.509s, 2037	3,602,613	530,163
IFB Ser. 05-82, Class SY, IO, 6.499s, 2035 (F)	3,641,806	456,301
IFB Ser. 05-45, Class EW, IO, 6.489s, 2035	1,246,395	175,119
IFB Ser. 05-45, Class SR, IO, 6.489s, 2035	4,864,274	663,326
IFB Ser. 06-126, Class CS, IO, 6.469s, 2037	1,041,909	143,097
IFB Ser. 06-31, Class SX, IO, 6.469s, 2036	3,768,615	590,493
IFB Ser. 06-33, Class JS, IO, 6.469s, 2036	2,719,457	373,690
IFB Ser. 06-36, Class SP, IO, 6.469s, 2036	3,399,564	417,232
IFB Ser. 06-23, Class SP, IO, 6.469s, 2036	1,817,685	280,528
IFB Ser. 06-16, Class SM, IO, 6.469s, 2036	1,364,023	208,363
IFB Ser. 05-95, Class CI, IO, 6.469s, 2035	2,253,488	364,401
IFB Ser. 05-84, Class SG, IO, 6.469s, 2035	3,572,669	536,058
IFB Ser. 05-57, Class NI, IO, 6.469s, 2035	831,066	124,108
IFB Ser. 06-3, Class SB, IO, 6.469s, 2035	8,069,225	1,341,819
IFB Ser. 05-23, Class SG, IO, 6.469s, 2035	2,733,724	423,889
IFB Ser. 05-17, Class SA, IO, 6.469s, 2035	2,491,102	387,075

IFB Ser. 05-17, Class SE, IO, 6.469s, 2035 (F)	2,747,897	391,374
IFB Ser. 05-57, Class DI, IO, 6.469s, 2035	6,959,787	927,493
IFB Ser. 05-5, Class SD, IO, 6.469s, 2035	9,651,466	1,405,103
IFB Ser. 04-92, Class S, IO, 6.469s, 2034	151,434	20,496
IFB Ser. 05-83, Class QI, IO, 6.459s, 2035	634,043	120,250
IFB Ser. 06-128, Class GS, IO, 6.449s, 2037	1,744,493	257,813
IFB Ser. 05-73, Class SD, IO, 6.449s, 2035	298,425	52,624
IFB Ser. 07-68, Class SA, IO, 6.419s, 2037 (F)	13,204,181	1,591,411
IFB Ser. 06-114, Class IS, IO, 6.419s, 2036	1,727,205	232,522
IFB Ser. 06-116, Class LS, IO, 6.419s, 2036	179,359	26,465
IFB Ser. 06-51, Class SP, IO, 6.419s, 2036	6,487,694	1,008,271
IFB Ser. 06-115, Class GI, IO, 6.409s, 2036	1,816,398	299,440
IFB Ser. 06-115, Class IE, IO, 6.409s, 2036	1,362,414	187,677
IFB Ser. 06-104, Class IM, IO, 6.389s, 2036	885,705	119,248
IFB Ser. 06-109, Class SH, IO, 6.389s, 2036	1,935,003	318,647
IFB Ser. 06-111, Class SA, IO, 6.389s, 2036	529,842	78,971
IFB Ser. 06-104, Class IC, IO, 6.369s, 2036	5,546,516	888,184
IFB Ser. 06-103, Class SB, IO, 6.369s, 2036	5,044,644	684,366
IFB Ser. 06-95, Class ST, IO, 6.369s, 2036	49,113	6,117
IFB Ser. 06-43, Class SI, IO, 6.369s, 2036	5,350,647	723,066
IFB Ser. 06-39, Class DS, IO, 6.369s, 2036	28,538,877	4,139,252
IFB Ser. 06-8, Class JH, IO, 6.369s, 2036	6,516,083	982,811
IFB Ser. 09-12, Class CI, IO, 6.369s, 2036	7,172,562	1,144,125
IFB Ser. 05-122, Class SG, IO, 6.369s, 2035	1,383,153	199,980
IFB Ser. 05-122, Class SW, IO, 6.369s, 2035	1,791,093	256,863
IFB Ser. 06-92, Class JI, IO, 6.349s, 2036	1,382,656	212,912
IFB Ser. 06-96, Class ES, IO, 6.349s, 2036	2,159,536	280,980
IFB Ser. 06-99, Class AS, IO, 6.349s, 2036	1,606,339	224,937
IFB Ser. 06-17, Class SI, IO, 6.349s, 2036	1,123,767	154,261
IFB Ser. 06-60, Class YI, IO, 6.339s, 2036	2,028,680	356,749
IFB Ser. 06-42, Class TI, IO, 6.339s, 2036	35,321,614	4,789,381
IFB Ser. 06-86, Class SB, IO, 6.319s, 2036	5,315,061	838,663
IFB Ser. 09-12, Class AI, IO, 6.269s, 2037	7,110,371	1,024,536
IFB Ser. 07-15, Class NI, IO, 6.269s, 2022	2,489,805	304,845
IFB Ser. 07-109, Class XI, IO, 6.219s, 2037	1,337,622	180,765
IFB Ser. 06-79, Class SH, IO, 6.219s, 2036	156,016	24,416
IFB Ser. 07-30, Class LI, IO, 6.209s, 2037	6,589,693	896,509
IFB Ser. 07-30, Class OI, IO, 6.209s, 2037	7,910,179	1,159,718
IFB Ser. 07-89, Class SA, IO, 6.199s, 2037	5,902,541	749,623
IFB Ser. 06-82, Class SI, IO, 6.199s, 2036	9,231,719	1,238,311
IFB Ser. 07-54, Class IA, IO, 6.179s, 2037	1,970,769	274,302
IFB Ser. 07-54, Class IB, IO, 6.179s, 2037	1,970,769	274,302
IFB Ser. 07-54, Class IC, IO, 6.179s, 2037	1,970,769	274,302
IFB Ser. 07-54, Class ID, IO, 6.179s, 2037	1,970,769	274,302
IFB Ser. 07-54, Class IF, IO, 6.179s, 2037	2,930,629	396,691
IFB Ser. 07-54, Class UI, IO, 6.179s, 2037	2,466,330	362,380
IFB Ser. 07-15, Class CI, IO, 6.149s, 2037	6,732,226	911,678
IFB Ser. 06-115, Class JI, IO, 6.149s, 2036	4,767,925	659,651
IFB Ser. 09-43, Class SB, IO, 6.099s, 2039	339,345	49,362
IFB Ser. 06-123, Class LI, IO, 6.089s, 2037	3,241,037	427,908
IFB Ser. 07-81, Class IS, IO, 6.069s, 2037	2,713,454	352,177
IFB Ser. 08-11, Class SC, IO, 6.049s, 2038	266,937	36,269
IFB Ser. 09-106, Class SL, IO, 6.019s, 2040	99,229	12,777
IFB Ser. 09-111, Class SE, IO, 6.019s, 2040	26,404,122	2,937,907
IFB Ser. 09-71, Class XS, IO, 5.969s, 2036 (F)	32,248,669	3,731,025
IFB Ser. 07-39, Class AI, IO, 5.889s, 2037	3,400,263	413,649
IFB Ser. 07-32, Class SD, IO, 5.879s, 2037	2,382,229	295,359
IFB Ser. 07-30, Class UI, IO, 5.869s, 2037	1,957,417	250,418
IFB Ser. 07-32, Class SC, IO, 5.869s, 2037	1,893,861	248,317
IFB Ser. 07-1, Class CI, IO, 5.869s, 2037	2,186,941	288,597
IFB Ser. 07-3, Class SH, IO, 5.839s, 2037	4,687,026	550,359
IFB Ser. 09-12, Class DI, IO, 5.799s, 2037	5,464,322	735,349
IFB Ser. 05-58, Class IK, IO, 5.769s, 2035	3,160,830	509,910
IFB Ser. 04-46, Class PJ, IO, 5.769s, 2034	2,931,533	385,458
Ser. 06-W3, Class 1AS, IO, 5.758s, 2046	8,011,336	963,227
Ser. 06-W2, Class 1AS, IO, 5.741s, 2036	2,590,439	310,363
IFB Ser. 07-75, Class ID, IO, 5.639s, 2037	2,041,090	252,724
Ser. 383, Class 18, IO, 5 1/2s, 2038 (F)	887,535	143,474
Ser. 383, Class 19, IO, 5 1/2s, 2038 (F)	802,995	129,926
Ser. 383, Class 6, IO, 5 1/2s, 2037	675,696	122,364
Ser. 383, Class 7, IO, 5 1/2s, 2037 (F)	666,687	106,064
Ser. 385, Class 10, IO, 5 1/2s, 2037	48,853,232	8,501,627
Ser. 383, Class 20, IO, 5 1/2s, 2037 (F)	514,546	84,977
IFB Ser. 09-3, Class SE, IO, 5.269s, 2037	2,598,366	274,883
Ser. 385, Class 3, IO, 5s, 2038	656,738	122,847
Ser. 340, Class 2, IO, 5s, 2033	7,673,453	1,719,621
IFB Ser. 05-W2, Class A2, IO, 4.979s, 2035	4,933,941	411,684
Ser. 09-86, Class UI, IO, 4s, 2014	28,432,367	2,852,112
Ser. 03-W12, Class 2, IO, 2.215s, 2043	2,381,323	158,051
Ser. 03-W10, Class 3, IO, 1.868s, 2043	3,542,835	203,775
Ser. 03-W10, Class 1, IO, 1.817s, 2043	9,362,661	511,316
Ser. 03-W8, Class 12, IO, 1.635s, 2042	16,968,171	845,565
Ser. 03-W17, Class 12, IO, 1.14s, 2033	4,577,552	150,746
Ser. 03-W19, IO, 1.084s, 2033	524,230	16,427
Ser. 03-T2, Class 2, IO, 0.809s, 2042	26,907,522	636,597
Ser. 03-W3, Class 2IO1, IO, 0.674s, 2042	10,522,676	206,999
Ser. 03-W6, Class 51, IO, 0.669s, 2042	7,011,674	129,025
Ser. 03-18, Class X1, IO, 0.638s, 2042	12,348,826	286,208
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	355,516	6,018
Ser. 01-T12, Class IO, 0.565s, 2041	12,254,541	214,127
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	299,291	4,524
Ser. 03-W2, Class 1, IO, 0.467s, 2042	13,973,108	173,257
Ser. 02-T4, IO, 0.447s, 2041	6,822,927	81,054
Ser. 03-W3, Class 1, IO, 0.443s, 2042	9,316,044	118,727
Ser. 01-50, Class B1, IO, 0.438s, 2041	1,725,146	21,488
Ser. 02-T1, Class IO, IO, 0.422s, 2031	10,776,921	114,396
Ser. 03-W6, Class 3, IO, 0.368s, 2042	9,785,588	106,576
Ser. 03-W6, Class 23, IO, 0.352s, 2042	10,372,686	113,926
Ser. 03-34, Class P1, PO, zero %, 2043	50,802	42,847

Ser. 07-64, Class LO, PO, zero %, 2037	840,050	752,617
Ser. 07-14, Class KO, PO, zero %, 2037	382,730	322,905
Ser. 06-125, Class OX, PO, zero %, 2037 (F)	135,818	113,677
Ser. 06-84, Class OT, PO, zero %, 2036	104,334	91,211
Ser. 06-56, Class XF, zero %, 2036	143,348	128,260
Ser. 06-46, Class OC, PO, zero %, 2036	131,772	104,558
Ser. 05-117, Class MO, PO, zero %, 2036	15,019	14,792
Ser. 05-50, Class LO, PO, zero %, 2035 (F)	58,692	52,081
Ser. 326, Class 1, PO, zero %, 2032	603,726	515,599
Ser. 318, Class 1, PO, zero %, 2032	228,989	194,748
Ser. 314, Class 1, PO, zero %, 2031	1,089,881	926,386
FRB Ser. 07-76, Class SF, zero %, 2037	53,636	50,898
FRB Ser. 06-115, Class SN, zero %, 2036	744,465	864,396
FRB Ser. 06-104, Class EK, zero %, 2036	122,948	117,924
FRB Ser. 05-117, Class GF, zero %, 2036	93,335	90,530
FRB Ser. 05-57, Class UL, zero %, 2035	250,743	248,663
FRB Ser. 05-51, Class FV, zero %, 2035 (F)	378,521	343,919
FRB Ser. 05-36, Class QA, zero %, 2035 (F)	143,939	130,193
FRB Ser. 05-65, Class CU, zero %, 2034	37,308	36,776
FRB Ser. 06-1, Class HF, zero %, 2032	57,063	49,260
IFB Ser. 09-86, Class SA, IO, zero %, 2039	37,910,137	532,425
IFB Ser. 06-75, Class FY, zero %, 2036	143,330	140,606
IFB Ser. 06-48, Class FG, zero %, 2036	495,197	450,545
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	126,111	140,525
IFB Ser. T-56, Class 2ASI, IO, 7.869s, 2043	1,260,276	215,505
Ser. T-51, Class 2A, 7 1/2s, 2042	702,303	790,475
IFB Ser. T-56, Class 3ASI, IO, 7.269s, 2043	1,005,124	148,724
Ser. T-56, Class A, IO, 0.524s, 2043	6,001,017	95,309
Ser. T-56, Class 1, IO, 0.218s, 2043	7,793,268	55,838
Ser. T-56, Class 2, IO, 0.032s, 2043	7,107,845	571
Ser. T-56, Class 3, IO, 0.022s, 2043	5,868,789	5,733
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.679s, 2035	1,288,892	747,557
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.691s, 2033	21,569,386	254,519
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,112,000	2,002,351
Ser. 97-C2, Class G, 7 1/2s, 2029	696,000	647,280
Freddie Mac
IFB Ser. 3182, Class PS, 27.667s, 2032	1,536,194	2,251,433
IFB Ser. 3408, Class EK, 24.855s, 2037	1,270,064	1,757,466
IFB Ser. 2976, Class KL, 23.529s, 2035	1,490,727	2,051,351
IFB Ser. 2979, Class AS, 23.419s, 2034	342,305	460,732
IFB Ser. 3065, Class DC, 19.161s, 2035	1,369,674	1,769,238
IFB Ser. 3105, Class SI, IO, 19.021s, 2036	357,259	184,944
IFB Ser. 2990, Class LB, 16.35s, 2034	1,534,661	1,864,887
IFB Ser. 3489, Class SD, IO, 7.567s, 2032	2,408,575	412,119
IFB Ser. 2828, Class GI, IO, 7.267s, 2034	2,511,699	412,610
IFB Ser. 3184, Class SP, IO, 7.117s, 2033	2,349,762	304,337
IFB Ser. 3110, Class SP, IO, 7.067s, 2035	3,314,788	616,264
IFB Ser. 3156, Class PS, IO, 7.017s, 2036	2,708,002	485,612
IFB Ser. 2927, Class SI, IO, 7s, 2035	1,947,348	302,862
IFB Ser. 3149, Class LS, IO, 6.967s, 2036	6,063,371	1,193,970
IFB Ser. 3119, Class PI, IO, 6.967s, 2036	1,920,120	375,168
IFB Ser. 2882, Class NS, IO, 6.967s, 2034	2,035,344	279,444
IFB Ser. 2882, Class LS, IO, 6.967s, 2034	2,324,612	339,851
IFB Ser. 3308, Class S, IO, 6.967s, 2032	42,952,171	6,152,324
IFB Ser. 3200, Class SB, IO, 6.917s, 2036	1,317,049	184,532
IFB Ser. 3149, Class SE, IO, 6.917s, 2036	1,905,895	350,393
IFB Ser. 3157, Class SA, IO, 6.917s, 2036	5,031,364	917,313
IFB Ser. 3203, Class SH, IO, 6.907s, 2036	1,410,899	229,565
IFB Ser. 3208, Class PS, IO, 6.867s, 2036	15,290,802	2,641,844
IFB Ser. 2835, Class AI, IO, 6.867s, 2034	1,372,668	234,846
IFB Ser. 2815, Class PT, IO, 6.817s, 2032	2,305,402	314,985
IFB Ser. 2828, Class TI, IO, 6.817s, 2030	1,050,709	140,827
IFB Ser. 3397, Class GS, IO, 6.767s, 2037	1,219,324	142,601
IFB Ser. 3249, Class SI, IO, 6.517s, 2036	1,196,401	181,310
IFB Ser. 3028, Class ES, IO, 6.517s, 2035	3,633,149	539,366
IFB Ser. 2922, Class SE, IO, 6.517s, 2035	2,649,246	394,857
IFB Ser. 2981, Class AS, IO, 6.487s, 2035 (F)	1,830,052	255,251
IFB Ser. 3287, Class SE, IO, 6.467s, 2037	6,031,804	958,816
IFB Ser. 3122, Class DS, IO, 6.467s, 2036	1,968,427	293,042
IFB Ser. 3123, Class LI, IO, 6.467s, 2036	3,021,885	520,567
IFB Ser. 3117, Class SI, IO, 6.467s, 2036	43,314,361	6,544,529
IFB Ser. 3107, Class DC, IO, 6.467s, 2035	3,308,137	532,451
IFB Ser. 3001, Class IH, IO, 6.467s, 2035	73,749	11,098
IFB Ser. 2950, Class SM, IO, 6.467s, 2016	3,089,724	403,811
IFB Ser. 3256, Class S, IO, 6.457s, 2036	2,574,241	376,267
IFB Ser. 3031, Class BI, IO, 6.457s, 2035	1,256,711	214,162
IFB Ser. 3244, Class SB, IO, 6.427s, 2036	1,541,074	209,037
IFB Ser. 3249, Class SM, IO, 6.417s, 2036	5,741,792	849,924
IFB Ser. 3236, Class IS, IO, 6.417s, 2036	2,807,265	379,814
IFB Ser. 3240, Class SM, IO, 6.417s, 2036	5,694,281	777,981
IFB Ser. 3147, Class SD, IO, 6.417s, 2036	7,531,591	1,038,242
IFB Ser. 3398, Class SI, IO, 6.417s, 2036	5,785,756	773,448
IFB Ser. 3067, Class SI, IO, 6.417s, 2035	11,038,690	1,831,700
IFB Ser. 3196, Class SA, IO, 6.417s, 2032	26,638,637	3,053,939
IFB Ser. 3128, Class JI, IO, 6.397s, 2036	3,843,586	557,019
IFB Ser. 2990, Class LI, IO, 6.397s, 2034	2,401,528	381,421
IFB Ser. 3240, Class S, IO, 6.387s, 2036	5,193,770	735,970
IFB Ser. 3229, Class BI, IO, 6.387s, 2036 (F)	514,080	63,047
IFB Ser. 3065, Class DI, IO, 6.387s, 2035	939,972	143,985
IFB Ser. 3231, Class SA, IO, 6.367s, 2036	4,836,764	685,460
IFB Ser. 3210, Class SA, IO, 6.367s, 2036	117,400	13,419
IFB Ser. 3145, Class GI, IO, 6.367s, 2036	3,263,060	501,128
IFB Ser. 3114, Class GI, IO, 6.367s, 2036	1,406,295	223,818

IFB Ser. 3114, Class IP, IO, 6.367s, 2036	1,942,413	265,384
IFB Ser. 3510, Class IB, IO, 6.367s, 2036	2,353,444	411,897
IFB Ser. 2650, Class SK, IO, 6.367s, 2032	9,603,338	1,178,993
IFB Ser. 3218, Class AS, IO, 6.347s, 2036	1,916,527	246,810
IFB Ser. 3221, Class SI, IO, 6.347s, 2036	2,127,788	276,902
IFB Ser. 3153, Class UI, IO, 6.337s, 2036	6,368,627	1,199,200
IFB Ser. 3206, Class ES, IO, 6.317s, 2036	52,466	6,244
IFB Ser. 3485, Class SI, IO, 6.317s, 2036	1,996,757	323,029
IFB Ser. 3346, Class SC, IO, 6.317s, 2033	13,810,495	2,048,493
IFB Ser. 3346, Class SB, IO, 6.317s, 2033	1,466,359	217,409
IFB Ser. 3349, Class AS, IO, 6.267s, 2037	14,591,623	2,045,391
IFB Ser. 3510, Class IA, IO, 6.267s, 2037	4,367,917	578,322
IFB Ser. 3201, Class SG, IO, 6.267s, 2036	3,024,261	404,741
IFB Ser. 3203, Class SE, IO, 6.267s, 2036	2,523,738	332,975
IFB Ser. 3238, Class LI, IO, 6.257s, 2036	62,722	8,541
IFB Ser. 3171, Class PS, IO, 6.252s, 2036	2,462,641	326,139
IFB Ser. 3171, Class ST, IO, 6.252s, 2036	5,344,290	700,636
IFB Ser. 3510, Class CI, IO, 6.247s, 2037	6,421,814	887,865
IFB Ser. 3152, Class SY, IO, 6.247s, 2036	2,910,898	448,361
IFB Ser. 3510, Class DI, IO, 6.247s, 2035	3,591,078	508,340
IFB Ser. 3181, Class PS, IO, 6.237s, 2036	1,645,180	256,496
IFB Ser. 3308, Class SA, IO, 6.217s, 2037	16,135,157	2,106,326
IFB Ser. 3199, Class S, IO, 6.217s, 2036	1,468,120	204,557
IFB Ser. 3284, Class LI, IO, 6.207s, 2037	8,059,400	1,100,205
IFB Ser. 3281, Class AI, IO, 6.197s, 2037	7,538,950	1,033,858
IFB Ser. 3261, Class SA, IO, 6.197s, 2037	2,475,204	339,192
IFB Ser. 3311, Class IA, IO, 6.177s, 2037	2,712,063	373,165
IFB Ser. 3311, Class IB, IO, 6.177s, 2037	2,712,063	373,165
IFB Ser. 3311, Class IC, IO, 6.177s, 2037	2,712,063	373,165
IFB Ser. 3311, Class ID, IO, 6.177s, 2037	2,712,063	373,165
IFB Ser. 3311, Class IE, IO, 6.177s, 2037	3,888,714	535,066
IFB Ser. 3510, Class AS, IO, 6.177s, 2037	10,674,428	1,573,771
IFB Ser. 3265, Class SC, IO, 6.177s, 2037	887,868	117,123
IFB Ser. 3240, Class GS, IO, 6.147s, 2036	3,307,404	437,777
IFB Ser. 3424, Class TI, IO, 6.147s, 2035	38,216,254	4,397,430
IFB Ser. 3257, Class SI, IO, 6.087s, 2036 (F)	1,416,364	174,024
IFB Ser. 3242, Class SD, IO, 6.057s, 2036	223,689	25,325
IFB Ser. 3225, Class EY, IO, 6.057s, 2036	10,139,045	1,265,900
IFB Ser. 3225, Class JY, IO, 6.057s, 2036	6,082,481	798,589
IFB Ser. 3502, Class DS, IO, 5.917s, 2039	816,155	81,439
IFB Ser. 3339, Class TI, IO, 5.907s, 2037	3,020,959	380,539
IFB Ser. 3284, Class CI, IO, 5.887s, 2037	5,083,156	645,348
IFB Ser. 3531, Class SM, IO, 5.867s, 2039 (F)	26,275,948	2,995,255
IFB Ser. 3476, Class S, IO, 5.867s, 2038	293,935	28,131
IFB Ser. 3303, Class SD, IO, 5.857s, 2037	2,071,809	251,643
IFB Ser. 3510, Class IC, IO, 5.847s, 2037	5,353,278	678,810
IFB Ser. 3309, Class SG, IO, 5.837s, 2037	5,726,465	661,407
IFB Ser. 2965, Class SA, IO, 5.817s, 2032	1,914,151	241,583
IFB Ser. 3510, Class BI, IO, 5.797s, 2037	6,558,158	861,326
IFB Ser. 3397, Class SQ, IO, 5.737s, 2037	6,844,974	786,198
IFB Ser. 3549, Class SA, IO, 5.567s, 2039	21,606,221	2,355,078
IFB Ser. 3424, Class UI, IO, 5.527s, 2037	95,691	11,177
IFB Ser. 3423, Class GS, IO, 5.417s, 2038	4,518,708	425,827
IFB Ser. 3423, Class SG, IO, 5.417s, 2038	110,157	10,570
Ser. 3369, Class BO, PO, zero %, 2037	67,883	55,758
Ser. 3327, Class IF, IO, zero %, 2037 (F)	407,933	14,750
Ser. 3369, PO, zero %, 2037	104,614	86,522
Ser. 3391, PO, zero %, 2037	121,868	100,935
Ser. 3300, PO, zero %, 2037	997,939	833,124
Ser. 3206, Class EO, PO, zero %, 2036	93,914	74,088
Ser. 3175, Class MO, PO, zero %, 2036	250,360	207,105
Ser. 3176, Class YO, PO, zero %, 2036 (F)	110,321	98,897
Ser. 3210, PO, zero %, 2036	72,995	61,699
Ser. 3084, PO, zero %, 2035	47,639	47,293
Ser. 3145, Class KO, PO, zero %, 2034	56,485	48,233
Ser. 2858, Class MO, PO, zero %, 2034	11,905	11,186
Ser. 2587, Class CO, PO, zero %, 2032	1,539,675	1,421,050
Ser. 201, PO, zero %, 2029	677,621	566,810
FRB Ser. 3349, Class DO, zero %, 2037	102,571	97,548
FRB Ser. 3338, Class WA, zero %, 2037	4,285	4,225
FRB Ser. 3326, Class XF, zero %, 2037	171,849	169,340
FRB Ser. 3326, Class YF, zero %, 2037	849,419	901,168
FRB Ser. 3263, Class TA, zero %, 2037	124,410	123,496
FRB Ser. 3341, Class FA, zero %, 2036 (F)	2,458	2,457
FRB Ser. 3171, Class BU, zero %, 2036	3,567	3,523
FRB Ser. 3231, Class X, zero %, 2036	112,297	111,397
FRB Ser. 3147, Class SF, zero %, 2036	425,006	410,267
FRB Ser. 3117, Class AF, zero %, 2036 (F)	104,693	89,910
FRB Ser. 3047, Class BD, zero %, 2035	272,082	266,347
FRB Ser. 3326, Class WF, zero %, 2035	1,052,222	1,040,211
FRB Ser. 3033, Class YF, zero %, 2035	288,698	246,183
FRB Ser. 3036, Class AS, zero %, 2035	126,718	95,015
FRB Ser. 3251, Class TP, zero %, 2035 (F)	266,175	215,346
FRB Ser. 3003, Class XF, zero %, 2035	1,320,831	1,293,229
FRB Ser. 2963, Class TW, zero %, 2035	192,172	184,968
FRB Ser. 2947, Class GF, zero %, 2034	231,078	206,640
FRB Ser. 3006, Class TE, zero %, 2034	196,814	194,784
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.15s, 2043	63,467,325	418,345
Ser. 05-C3, Class XC, IO, 0.102s, 2045	173,075,730	623,344
Ser. 07-C1, Class XC, IO, 0.096s, 2019	144,865,082	753,298
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.359s, 2029	4,523,835	208,404
Ser. 05-C1, Class X1, IO, 0.216s, 2043	49,978,419	500,516
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	590,711	454,847
Ser. 06-C1, Class XC, IO, 0.07s, 2045	99,985,938	473,656
Government National Mortgage Association
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	58,754	10,296

IFB Ser. 08-47, Class S, IO, 7.467s, 2038	2,165,215	301,482
IFB Ser. 09-79, Class AI, IO, 7.169s, 2039	184,257	22,024
IFB Ser. 05-68, Class PU, IO, 7.069s, 2032 (F)	63,671	7,274
IFB Ser. 04-59, Class SC, IO, 6.967s, 2034	1,185,303	176,263
IFB Ser. 05-68, Class SN, IO, 6.967s, 2034	641,540	81,214
IFB Ser. 07-47, Class SA, IO, 6.867s, 2036	134,057	20,999
IFB Ser. 04-96, Class KS, IO, 6.769s, 2034	307,035	48,026
IFB Ser. 09-77, Class CS, IO, 6.767s, 2038	24,277,453	3,247,716
IFB Ser. 06-16, Class GS, IO, 6.759s, 2036	2,386,277	304,717
IFB Ser. 04-5, Class PS, IO, 6.719s, 2033	4,046,000	693,711
IFB Ser. 09-106, Class XN, IO, 6.669s, 2035	1,918,488	127,322
IFB Ser. 07-9, Class BI, IO, 6.589s, 2037	27,001,053	2,762,157
IFB Ser. 09-106, Class XI, IO, 6.569s, 2037	37,863,792	4,567,265
IFB Ser. 09-16, Class SJ, IO, 6.569s, 2037	37,305,733	3,617,432
IFB Ser. 07-22, Class S, IO, 6.569s, 2037	1,742,155	203,865
IFB Ser. 07-26, Class SL, IO, 6.567s, 2037	292,955	42,839
IFB Ser. 09-61, Class ES, IO, 6.519s, 2039	368,376	38,157
IFB Ser. 09-106, Class XL, IO, 6.519s, 2037	1,983,866	231,327
IFB Ser. 09-87, Class SI, IO, 6.519s, 2035	263,571	39,021
IFB Ser. 04-104, Class IS, IO, 6.519s, 2034	219,440	27,778
IFB Ser. 09-87, Class IG, IO, 6.509s, 2037	5,020,468	705,027
IFB Ser. 07-53, Class SY, IO, 6.504s, 2037	104,455	11,074
Ser. 10-14, Class SA, 6 1/2s, 2040 (FWC)	100,000	17,344
Ser. 10-14, Class SC, 6 1/2s, 2040 (FWC)	135,000	17,170
Ser. 10-14, Class SD, 6 1/2s, 2040 (FWC)	100,000	8,828
IFB Ser. 07-58, Class PS, IO, 6.469s, 2037	6,880,096	662,698
IFB Ser. 07-41, Class SL, IO, 6.469s, 2037	47,999	5,610
IFB Ser. 07-37, Class SU, IO, 6.457s, 2037	320,606	44,258
IFB Ser. 07-59, Class PS, IO, 6.439s, 2037	1,271,158	112,203
IFB Ser. 07-59, Class SP, IO, 6.439s, 2037	3,488,871	311,288
IFB Ser. 07-37, Class YS, IO, 6.437s, 2037	483,823	62,746
IFB Ser. 07-68, Class PI, IO, 6.419s, 2037	1,667,780	165,656
IFB Ser. 09-106, Class LP, IO, 6.379s, 2036	924,443	103,800
IFB Ser. 07-45, Class QB, IO, 6.369s, 2037 (F)	5,061,007	513,260
IFB Ser. 04-34, Class SA, IO, 6.369s, 2034	11,758,259	1,675,264
IFB Ser. 09-87, Class SK, IO, 6.369s, 2032	3,823,509	416,195
IFB Ser. 09-106, Class CM, IO, 6.367s, 2034	860,478	111,868
IFB Ser. 08-6, Class TI, IO, 6.367s, 2032	584,657	60,256
IFB Ser. 06-34, Class PS, IO, 6.359s, 2036	60,713	6,685
IFB Ser. 07-51, Class SG, IO, 6.349s, 2037	18,675,419	1,695,728
IFB Ser. 07-17, Class AI, IO, 6.317s, 2037	6,368,411	905,391
IFB Ser. 09-13, Class SD, IO, 6.317s, 2033	7,095,834	657,443
IFB Ser. 07-68, Class SH, IO, 6.309s, 2037	26,183,611	2,393,155
IFB Ser. 07-78, Class SA, IO, 6.297s, 2037	210,255	22,030
IFB Ser. 08-7, Class SA, IO, 6.289s, 2038	71,128,184	7,173,943
IFB Ser. 07-24, Class SA, IO, 6.279s, 2037	57,189,261	6,420,388
IFB Ser. 08-9, Class SA, IO, 6.269s, 2038	45,398,277	4,637,662
IFB Ser. 09-106, Class LS, IO, 6.269s, 2037	2,222,642	224,910
IFB Ser. 06-26, Class S, IO, 6.269s, 2036	323,814	34,089
IFB Ser. 08-2, Class SM, IO, 6.267s, 2038	154,375	15,695
IFB Ser. 07-9, Class AI, IO, 6.267s, 2037	2,337,622	245,901
IFB Ser. 08-12, Class SA, IO, 6.249s, 2038	46,718,025	4,653,907
IFB Ser. 08-9, Class SK, IO, 6.249s, 2038	127,362	14,431
IFB Ser. 07-36, Class SG, IO, 6.239s, 2037	80,373,354	8,261,382
IFB Ser. 07-35, Class KY, IO, 6.217s, 2037	191,205	18,813
IFB Ser. 09-10, Class ST, IO, 6.217s, 2034	20,976,656	2,015,726
IFB Ser. 09-106, Class KS, IO, 6.169s, 2039	31,627,614	2,931,644
IFB Ser. 09-32, Class AS, IO, 6.169s, 2039	35,233,253	3,947,225
IFB Ser. 09-35, Class SP, IO, 6.167s, 2037	7,380,253	921,800
IFB Ser. 05-71, Class SA, IO, 6.127s, 2035	146,354	17,840
IFB Ser. 05-65, Class SI, IO, 6.119s, 2035	2,099,766	245,857
IFB Ser. 06-16, Class SX, IO, 6.059s, 2036	103,461	11,541
IFB Ser. 06-10, Class SL, IO, 6.029s, 2036	16,550,985	1,833,427
IFB Ser. 07-17, Class IB, IO, 6.019s, 2037	1,245,630	166,054
IFB Ser. 09-106, Class SD, IO, 6.019s, 2036	10,644,499	1,175,923
IFB Ser. 07-17, Class IC, IO, 6.017s, 2037	3,850,008	475,842
IFB Ser. 09-61, Class WQ, IO, 6.017s, 2035	17,957,126	2,581,041
IFB Ser. 09-106, Class SU, IO, 5.969s, 2037	6,257,736	614,405
IFB Ser. 07-18, Class SD, IO, 5.969s, 2037	19,511,506	1,526,032
IFB Ser. 07-7, Class JI, IO, 5.969s, 2037	3,616,063	421,926
IFB Ser. 05-28, Class SA, IO, 5.969s, 2035	503,454	55,970
IFB Ser. 09-92, Class SC, IO, 5.967s, 2039	36,500,425	3,453,415
IFB Ser. 09-76, Class CS, IO, 5.967s, 2039	19,906,293	2,090,161
IFB Ser. 07-25, Class KS, IO, 5.967s, 2037	585,064	63,115
IFB Ser. 07-21, Class S, IO, 5.967s, 2037	3,014,233	281,680
IFB Ser. 07-17, Class SI, IO, 5.955s, 2037	612,610	73,134
IFB Ser. 07-31, Class AI, IO, 5.947s, 2037	1,802,682	244,009
IFB Ser. 08-60, Class SH, IO, 5.917s, 2038	463,770	47,322
IFB Ser. 09-32, Class XS, IO, 5.869s, 2039	18,920,505	1,995,522
IFB Ser. 09-58, Class SG, IO, 5.869s, 2039	20,409,729	2,063,651
IFB Ser. 09-106, Class SL, IO, 5.869s, 2036	2,042,763	236,904
IFB Ser. 09-87, Class TS, IO, 5.869s, 2035	30,474,455	3,679,493
IFB Ser. 04-86, Class SP, IO, 5.869s, 2034 (F)	1,095,669	122,693
IFB Ser. 07-43, Class SC, IO, 5.867s, 2037	1,666,012	166,570
IFB Ser. 04-83, Class CS, IO, 5.849s, 2034	520,500	61,648
IFB Ser. 09-53, Class SA, IO, 5.819s, 2039	21,952,852	1,822,087
IFB Ser. 09-106, Class ST, IO, 5.769s, 2038	3,032,215	325,763
IFB Ser. 09-87, Class WT, IO, 0.186s, 2035	20,350,964	78,231
Ser. 06-36, Class OD, PO, zero %, 2036	87,417	74,439
Ser. 99-31, Class MP, PO, zero %, 2029	36,303	29,872
FRB Ser. 07-73, Class KI, IO, zero %, 2037 (F)	3,398,363	63,137
FRB Ser. 07-73, Class KM, zero %, 2037	341,374	334,828
FRB Ser. 07-35, Class UF, zero %, 2037	107,049	104,286
IFB Ser. 09-106, Class WT, IO, zero %, 2037	2,926,968	10,985
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,138,000	1,146,711
Ser. 05-GG5, Class XC, IO, 0.083s, 2037	282,624,013	823,679
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.402s, 2042	61,372,148	862,426

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.805s, 2045	2,313,000	2,303,271
Ser. 05-GG4, Class A4, 4.761s, 2039	77,000	72,816
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	949,953	921,455
FRB Ser. 07-EOP, Class J, 1.083s, 2020	370,000	306,090
Ser. 06-GG8, Class X, IO, 0.666s, 2039	41,887,151	1,085,166
Ser. 03-C1, Class X1, IO, 0.273s, 2040	15,831,314	312,665
Ser. 04-C1, Class X1, IO, 0.27s, 2028	19,554,857	82,920
Ser. 06-GG6, Class XC, IO, 0.051s, 2038	133,630,053	287,358
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	166,943	152,648
Ser. 05-RP3, Class 1A3, 8s, 2035	512,380	467,867
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	370,376	334,033
FRB Ser. 05-RP2, Class 1AF, 0.581s, 2035 (F)	2,817,096	2,282,088
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	552,285	522,730
Ser. 05-RP1, Class 1A3, 8s, 2035	58,902	54,572
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	622,407	592,453
Ser. 05-RP1, Class 1AS, IO, 5.979s, 2035	3,181,057	410,379
IFB Ser. 04-4, Class 1AS, IO, 5.76s, 2034	4,688,606	556,009
Ser. 05-RP3, Class 1AS, IO, 5.663s, 2035	10,919,018	1,353,006
FRB Ser. 04-4, Class 1AF, 0.631s, 2034	238,948	193,548
FRB Ser. 05-RP1, Class 1AF, 0.581s, 2035	648,625	525,387
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.517s, 2035	1,047,705	838,164
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	189,496	19
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.005s, 2037	2,532,194	1,759,875
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.341s, 2037	3,195,095	1,789,253
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.511s, 2036	3,074,257	1,783,069
FRB Ser. 05-AR15, Class A1, 5.264s, 2035	2,195,966	1,756,773
FRB Ser. 07-AR11, Class 1A1, 5.057s, 2037	2,467,469	1,332,433
FRB Ser. 06-AR27, Class 2A2, 0.431s, 2036	2,092,869	1,339,436
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	711,000	703,890
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	2,591,000	1,986,821
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	25,166,000	25,172,065
Ser. 07-CB20, Class A3, 5.863s, 2051	5,789,000	5,753,820
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	2,885,000	2,847,077
Ser. 06-CB15, Class A4, 5.814s, 2043	3,648,000	3,515,213
Ser. 07-CB20, Class A4, 5.794s, 2051	1,268,000	1,185,533
FRB Ser. 04-PNC1, Class A4, 5.341s, 2041	28,000	28,672
Ser. 05-CB12, Class A4, 4.895s, 2037	78,000	76,000
Ser. 04-C3, Class A5, 4.878s, 2042	72,000	71,668
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,230,000	1,109,548
Ser. 06-LDP8, Class X, IO, 0.572s, 2045	55,780,267	1,324,770
Ser. 06-CB17, Class X, IO, 0.511s, 2043	34,680,533	911,723
Ser. 06-LDP9, Class X, IO, 0.452s, 2047	22,016,074	459,929
Ser. 07-LDPX, Class X, IO, 0.346s, 2049	42,951,267	645,966
Ser. 06-CB16, Class X1, IO, 0.112s, 2045	32,441,301	387,982
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	915,000	906,032
Ser. 03-ML1A, Class X1, IO, 0.617s, 2039	38,605,078	1,241,539
Ser. 05-LDP2, Class X1, IO, 0.245s, 2042	139,098,224	1,949,017
Ser. 07-CB20, Class X1, IO, 0.137s, 2051	73,457,913	753,311
Ser. 05-CB12, Class X1, IO, 0.114s, 2037	40,783,546	319,633
Ser. 06-LDP6, Class X1, IO, 0.064s, 2043	56,806,684	212,502
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	556,463	428,616
Ser. 99-C1, Class G, 6.41s, 2031	601,777	349,779
Ser. 98-C4, Class G, 5.6s, 2035	474,000	476,370
Ser. 98-C4, Class H, 5.6s, 2035	808,000	525,200
LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class A2, 5.318s, 2040	6,482,000	6,661,332
Ser. 07-C2, Class XW, IO, 0.547s, 2040	9,300,034	205,657
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.716s, 2038	47,808,429	1,479,695
Ser. 03-C5, Class XCL, IO, 0.399s, 2037	12,818,643	218,919
Ser. 05-C2, Class XCL, IO, 0.307s, 2040	229,540,175	1,752,998
Ser. 05-C3, Class XCL, IO, 0.296s, 2040	91,771,014	1,687,770
Ser. 05-C5, Class XCL, IO, 0.202s, 2020	116,030,239	1,323,777
Ser. 05-C7, Class XCL, IO, 0.167s, 2040	158,976,684	1,049,246
Ser. 06-C7, Class XCL, IO, 0.153s, 2038	74,205,187	1,022,681
Ser. 07-C2, Class XCL, IO, 0.11s, 2040	158,710,340	1,605,292
Ser. 06-C1, Class XCL, IO, 0.097s, 2041	154,114,816	1,293,701
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.183s, 2017	496,000	384,641
FRB Ser. 05-LLFA, Class J, 1.033s, 2018	324,000	184,247
MASTR Adjustable Rate Mortgages Trust Ser. 04-7,
Class 2A1, 3.984s, 2034	83,711	59,261
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	1,113,200	1,059,627
Ser. 05-1, Class 1A4, 7 1/2s, 2034	795,084	756,821
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.851s, 2027	3,236,308	2,527,557
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	75,089,236	840,083
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.733s, 2022	741,724	608,214
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.062s, 2030	496,000	498,165
FRB Ser. 05-A9, Class 3A1, 5.242s, 2035	2,797,353	2,194,204
Ser. 96-C2, Class JS, IO, 2.259s, 2028	506,970	18,530

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.828s, 2050	1,596,000	1,587,852
FRB Ser. 07-C1, Class A4, 5.828s, 2050	1,461,000	1,307,659
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	75,000	73,982
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	71,000	70,739
Ser. 05-MCP1, Class XC, IO, 0.268s, 2043	51,170,652	481,004
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.447s, 2039	9,985,459	227,668
Ser. 05-LC1, Class X, IO, 0.1s, 2044	27,957,506	168,654
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	3,281,000	2,875,468
FRB Ser. 07-8, Class A2, 5.92s, 2049	1,887,000	1,881,339
Ser. 06-4, Class A2, 5.112s, 2049	8,464,000	8,648,185
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	3,419,990	478,799
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,892,028	227,043
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,215,904	221,590
Ser. 06-C4, Class X, IO, 5.454s, 2016	7,464,511	821,096
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.613s, 2043	6,848,393	179,976
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043 (F)	1,080,000	1,070,380
Ser. 06-T21, Class A2, 5.09s, 2052	3,325,000	3,363,193
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	820,000	57,400
Ser. 04-RR, Class F6, 6s, 2039	1,230,000	73,800
Ser. 07-HQ13, Class X1, IO, 0.666s, 2044	36,452,391	691,137
Ser. 05-HQ5, Class X1, IO, 0.093s, 2042	15,345,026	79,027
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.897s, 2035	2,389,000	1,433,400
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.081s, 2030	839,000	847,390
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
4.812s, 2035	368,745	335,558
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	162,035	155,058
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	189,000	142,423
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	87,597	84,917
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	949,663	702,751
FRB Ser. 05-A2, Class A1, 0.731s, 2035 (F)	2,156,340	1,490,570
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.972s, 2036	18,059,157	660,965
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	603,000	452,250
Ser. 03-1A, Class M, 5s, 2018	403,000	241,800
Ser. 04-1A, Class L, 5s, 2018	273,000	163,800
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	7,444,608	4,913,441
FRB Ser. 07-10, Class 1A1, 6s, 2037	12,247,560	6,562,013
FRB Ser. 05-18, Class 6A1, 5.119s, 2035	1,295,556	958,712
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.581s, 2034	365,034	299,328
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.019s, 2037	26,723,335	3,398,995
Ser. 07-4, Class 1A4, IO, 1s, 2037	27,857,273	981,019
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.435s, 2037	9,300,923	999,040
Ser. 06-RF4, Class 1A, IO, 5.294s, 2036	4,907,772	580,161
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.901s, 2051	2,572,000	2,586,901
Ser. 07-C31, Class A3, 5.483s, 2047	1,520,000	1,518,710
Ser. 07-C31, Class A2, 5.421s, 2047	8,715,000	8,918,885
Ser. 07-C30, Class A3, 5.246s, 2043	1,506,000	1,472,292
Ser. 04-C15, Class A4, 4.803s, 2041	2,498,000	2,518,857
Ser. 06-C29, IO, 0 3/8s, 2048	74,305,809	1,454,908
Ser. 07-C34, IO, 0.354s, 2046	17,601,605	334,783
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.533s, 2018	574,000	287,000
Ser. 03-C3, Class IOI, IO, 0.431s, 2035	11,636,170	300,032
Ser. 07-C31, IO, 0.26s, 2047	138,356,901	1,837,380
Ser. 05-C18, Class XC, IO, 0.156s, 2042	29,128,452	262,447
Ser. 06-C27, Class XC, IO, 0.121s, 2045	37,057,110	329,067
Ser. 06-C23, Class XC, IO, 0.058s, 2045	176,403,853	917,300
Ser. 06-C26, Class XC, IO, 0.041s, 2045	13,175,028	38,339
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	129,000	37,988
Ser. 06-SL1, Class X, IO, 0.934s, 2043	5,955,645	201,241
Ser. 07-SL2, Class X, IO, 0.85s, 2049	12,168,769	346,932
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.168s, 2031	1,083,000	779,760

Total mortgage-backed securities (cost $495,306,628)		$596,582,712

CORPORATE BONDS AND NOTES (23.3%)(a)
	Principal amount	Value

Basic materials (1.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019	$57,000	$68,054
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	935,000	1,184,432
Dow Chemical Co. (The) notes 9.4s, 2039	650,000	857,154
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	2,313,000	2,661,178
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	1,995,000	2,385,860

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	1,272,000	1,379,222
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	1,457,000	1,584,488
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	250,000	273,125
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	500,000	526,250
Holcim, Ltd. 144A company guaranty 6s, 2019
(Switzerland)	535,000	563,169
International Paper Co. bonds 7.95s, 2018	2,020,000	2,340,774
International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,408,000	1,745,920
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	1,495,000	1,634,398
Nalco Co. 144A sr. notes 8 1/4s, 2017	201,000	213,060
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	650,000	829,990
Sealed Air Corp. 144A notes 5 5/8s, 2013	1,088,000	1,120,762
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	164,000	193,110
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	245,000	279,913
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	204,000	233,070
Vale Overseas, Ltd. company guaranty unsec. unsub.
notes 5 5/8s, 2019	545,000	553,700
Westvaco Corp. unsec. notes 7 1/2s, 2027	119,000	114,704
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	610,000	644,406
		21,386,739

Capital goods (0.5%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	850,000	918,000
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	79,000	82,358
Ball Corp. company guaranty sr. unsec. notes 6 5/8s,
2018	680,000	685,100
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	450,000	455,625
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015	390,000	394,875
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	720,000	796,786
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	435,000	474,202
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	660,000	684,453
Thomas & Betts Corp. sr. unsec. unsub. notes 5 5/8s,
2021	570,000	585,469
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	605,000	659,965
		5,736,833

Communication services (2.5%)
American Tower Corp. sr. unsec. notes 7s, 2017	1,070,000	1,189,038
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	1,560,000	1,747,200
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	926,000	1,200,569
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	220,000	232,231
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	3,060,000	3,117,647
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	590,000	679,553
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	785,000	959,367
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	455,000	497,348
Cox Communications, Inc. notes 7 1/8s, 2012	345,000	387,212
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	470,000	594,933
Cox Communications, Inc. 144A notes 5 7/8s, 2016	390,000	418,557
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	250,000	259,420
France Telecom notes 8 1/2s, 2031 (France)	340,000	450,417
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	230,000	214,763
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	610,000	691,784
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,000,000	1,120,120
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,435,000	2,851,068
TCI Communications, Inc. debs. 9.8s, 2012	960,000	1,093,388
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	125,000	141,276
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	345,000	384,167
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	435,000	546,363
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	1,165,000	1,296,821
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	355,000	395,116
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	345,000	402,980
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	350,000	371,018
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	424,000	499,166
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	221,000	278,535
Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,580,000	1,698,024
Verizon New Jersey, Inc. debs. 8s, 2022	640,000	728,729
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	910,960
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	219,000	232,597
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	2,475,000	2,729,739

		28,320,106

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	560,000	616,793
		616,793

Consumer cyclicals (1.3%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	466,000	480,563
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	415,000	436,788
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes 7.3s, 2012 (Germany)	1,887,000	2,068,329
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	605,000	643,055
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	1,670,000	1,747,007
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	1,529,000	1,630,296
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	495,000	515,419
News America Holdings, Inc. company guaranty 7 3/4s,
2024	870,000	1,031,067
News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	940,952
Omnicom Group, Inc. sr. notes 5.9s, 2016	535,000	576,874
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	378,000	434,700
Target Corp. bonds 6 1/2s, 2037	975,000	1,066,386
Time Warner Entertainment Co., LP debs. Ser. *,
8 3/8s, 2023	50,000	61,347
Time Warner, Inc. debs. 9.15s, 2023	675,000	836,501
Time Warner, Inc. debs. 9 1/8s, 2013	785,000	919,295
Viacom, Inc. company guaranty 5 5/8s, 2012	333,000	353,452
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	67,000	73,649
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	920,000	1,009,038
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	365,000	392,527
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	180,000	207,770
		15,425,015

Consumer staples (2.0%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	875,000	1,077,356
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	540,000	631,829
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	670,000	864,548
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2040 (Belgium)	1,343,000	1,429,598
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2020 (Belgium)	1,477,000	1,514,867
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	325,000	385,487
Campbell Soup Co. debs. 8 7/8s, 2021	715,000	950,285
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	36,000	37,540
CVS Caremark Corp. notes 6.6s, 2019	1,310,000	1,450,608
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	2,320,000	2,500,032
CVS Corp. sr. unsec. notes 6 1/8s, 2016	5,000	5,524
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	345,000	376,281
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	145,000	157,037
Diageo PLC company guaranty 8s, 2022 (Canada)	675,000	844,985
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	1,735,000	1,735,511
General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	205,170
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	595,000	648,250
HJ Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	85,000	100,008
Kraft Foods, Inc. notes 6 1/8s, 2018	730,000	782,304
Kroger Co. company guaranty 6 3/4s, 2012	5,000	5,480
Kroger Co. company guaranty 6.4s, 2017	605,000	676,051
Kroger Co. sr. notes 6.15s, 2020	200,000	219,308
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	752,016
McDonald's Corp. sr. unsec. bond 6.3s, 2037	530,000	586,588
McDonald's Corp. sr. unsec. notes 5.7s, 2039	775,000	796,194
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	1,010,000	1,119,948
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	1,150,000	1,208,705
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	555,000	596,625
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	1,370,000	1,570,363
		23,228,498

Energy (1.1%)
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	835,000	874,663
Devon Energy Corp. sr. notes 6.3s, 2019	360,000	403,354
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	270,000	303,840
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	340,000	368,610
Forest Oil Corp. sr. notes 8s, 2011	455,000	474,906
Halliburton Co. sr. unsec. notes 7.45s, 2039	850,000	1,053,258
Kerr-McGee Corp. sec. notes 6.95s, 2024	630,000	709,304
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	195,000	207,051
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	730,000	787,892
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	550,000	547,250

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	319,000	322,190
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	620,000	699,351
Peabody Energy Corp. sr. notes 5 7/8s, 2016	665,000	656,688
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	1,015,000	1,064,638
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	205,000	206,505
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	240,000	257,941
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Switzerland)	470,000	459,553
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	390,000	406,183
Williams Cos., Inc. (The) sr. unsec. notes 8 3/4s, 2020	860,000	1,105,100
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	655,000	675,429
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	635,000	739,062
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	280,000	303,154
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	505,000	579,733
		13,205,655

Financials (7.9%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	620,000	620,991
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	1,160,000	1,258,653
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	995,000	1,071,687
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.533s, 2017	1,035,000	954,024
American Express Co. sr. unsec. notes 8 1/8s, 2019	1,450,000	1,753,623
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.429s, 2011	1,225,000	1,176,282
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	2,440,000	1,952,000
AON Corp. jr. unsec. sub. notes Ser. *, 8.205s, 2027	1,275,000	1,321,028
Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,670,840
Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	905,000	891,224
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	100,000	102,373
Barclays Bank PLC 144A sub. notes 10.179s, 2021	1,080,000	1,429,444
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	2,555,000	2,641,791
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,120,702
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	1,685,000	1,932,326
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.073s, 2012	1,009,125	964,621
Capital One Bank USA NA sub. notes 8.8s, 2019	1,050,000	1,273,112
Capital One Capital VI company guaranty jr. sub. stock
8 7/8s, 2040	887,000	924,009
Chubb Corp. (The) sr. notes 6 1/2s, 2038	480,000	538,695
Citigroup, Inc. sr. unsec. sub. FRN 0.527s, 2016	1,961,000	1,670,474
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	1,370,000	1,385,551
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	2,165,000	2,274,733
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.431s,
2010	1,575,000	1,573,595
Citigroup, Inc. sub. notes 5s, 2014	1,156,000	1,131,414
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	504,000	463,665
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	100,000	101,649
Countrywide Financial Corp. FRN Ser. MTN, 0.689s, 2012	1,090,000	1,073,816
Digital Realty Trust LP 144A bonds 5 7/8s, 2020 (R)	1,200,000	1,178,116
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	390,000	387,580
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	120,000	126,785
Federal Realty Investment Trust sr. unsec. unsub.
notes 5.95s, 2014 (R)	235,000	249,748
Fund American Cos., Inc. notes 5 7/8s, 2013	1,050,000	1,082,000
GATX Financial Corp. notes 5.8s, 2016	455,000	454,713
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.473s, 2016	895,000	814,906
General Electric Capital Corp. sr. unsec. notes
5 1/2s, 2020	2,080,000	2,062,452
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	370,000	384,626
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	595,000	633,098
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	960,000	1,031,463
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	2,510,000	2,491,789
Hartford Financial Services Group, Inc. (The) sr.
unsec. notes 6.1s, 2041	1,207,000	1,056,887
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	50,000	50,584
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	635,000	628,515
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	320,000	337,355
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	835,000	808,399
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	3,945,000	4,127,018
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	404,000	433,522
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,402,096
Liberty Mutual Group 144A notes 6 1/2s, 2035	1,715,000	1,460,863
Loews Corp. notes 5 1/4s, 2016	385,000	404,474
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	1,350,000	1,432,287
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	820,000	862,796
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	830,000	1,073,359
MBNA American Bank NA sub. notes Ser. BKNT, 7 1/8s,
2012	1,695,000	1,867,941

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	1,688,755
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.449s,
2011	910,000	902,527
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	130,000	140,349
MetLife Global Funding I 144A sr. unsub. notes 5 1/8s,
2014	715,000	762,788
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	1,465,000	1,668,683
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	970,000	1,025,965
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	502,108
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	540,000	562,816
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	920,000	970,435
Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	85,000	95,961
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	772,711
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	340,000	391,463
Prudential Financial, Inc. sr. notes 6.2s, 2015	300,000	332,951
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	575,000	612,511
Prudential Holdings LLC sr. notes FRN Ser. FSA,
1.129s, 2017	160,000	129,171
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	360,000	370,205
Royal Bank of Scotland PLC (The) 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)	330,000	341,689
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	554,000	612,770
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	930,000	976,555
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	2,213,000	2,221,086
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	286,000	304,037
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	915,000	919,746
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	985,000	995,612
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	1,555,000	1,675,932
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	220,000	242,477
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,880,000	2,010,053
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	1,745,000	1,846,566
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	5,000	5,421
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.406s,
2012	575,000	570,893
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	1,810,000	1,968,348
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	1,070,000	1,190,196
Wells Fargo Bank NA unsec. sub. notes 4 3/4s, 2015	345,000	356,555
Wells Fargo Bank NA unsec. sub. notes FRN 0.483s, 2016	1,180,000	1,082,278
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	1,750,000	1,738,260
Willis Group North America, Inc. company guaranty
6.2s, 2017	510,000	516,672
		90,620,239

Health care (0.8%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	1,864,932
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	1,535,000	1,723,828
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	480,000	505,025
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	186,000	216,204
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	464,000	518,083
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	935,000	1,018,038
Hospira, Inc. sr. notes 6.05s, 2017	110,000	119,052
Hospira, Inc. sr. notes 5.55s, 2012	655,000	703,340
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	451,000	440,719
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	244,000	241,623
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	120,000	116,954
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	615,000	667,231
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	390,000	382,200
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	570,000	605,705
WellPoint, Inc. notes 7s, 2019	225,000	258,949
		9,381,883

Technology (0.6%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	1,240,000	1,268,644
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020	955,000	974,100
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018	230,000	232,875
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	145,000	156,753
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	615,000	691,432
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	855,000	885,804
Xerox Corp. sr. unsec. notes 6 7/8s, 2011	630,000	675,747
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	996,000	1,047,845
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	385,000	397,124
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	520,000	530,388
		6,860,712

Transportation (0.6%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	98,250
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	290,000	292,175
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	305,000	351,762
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	365,000	394,428
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	1,915,000	1,905,854
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	771,101	759,534
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	234,900	224,917
Delta Air Lines, Inc. pass-through certificates Ser.
71-A, 6.821s, 2022	424,546	408,625
GATX Corp. notes 4 3/4s, 2012	400,000	415,829
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,199,216	1,106,277
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	236,522	242,667
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	5,000	5,526
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	280,000	301,574
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	539,051	464,932
		6,972,350

Utilities and power (4.0%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	554,630
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	207,000	240,966
Ameren Energy Generating Co. sr. unsec. notes 6.3s,
2020	690,000	710,249
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	375,000	405,311
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	580,000	571,723
Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012	1,525,000	1,792,914
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	834,871
Beaver Valley II Funding debs. 9s, 2017	825,000	904,332
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	980,000	1,046,649
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	1,968,652	1,918,252
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,050,000	1,112,660
CMS Energy Corp. sr. notes 8 1/2s, 2011	447,000	474,255
CMS Energy Corp. sr. unsec. unsub. notes 6.3s, 2012	98,000	101,727
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	250,000	280,767
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	480,000	490,191
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	130,000	140,836
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	400,000	425,360
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	1,355,000	1,490,283
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	2,460,000	2,707,924
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	1,055,000	1,148,600
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	95,000	100,634
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032	830,000	1,011,157
Electricite de France 144A notes 6.95s, 2039 (France)	970,000	1,130,505
Electricite de France 144A sr. notes 4.6s, 2020
(France)	255,000	253,606
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	695,000	709,303
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	373,000	373,647
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	7,000	7,544
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	520,000	667,656
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	410,000	448,404
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	565,000	573,475
ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	940,848
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	348,955
Kansas Gas & Electric bonds 5.647s, 2021	273,685	277,306
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	1,028,625
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	410,000	443,999
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	360,000	414,222
National Fuel Gas Co. notes 5 1/4s, 2013	595,000	628,065
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	815,000	933,345
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	680,000	869,656
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	1,660,000	1,741,011
Northwestern Corp. sec. notes 5 7/8s, 2014	900,000	946,070
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	333,491
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	575,000	579,872
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	502,608
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	906,647
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	2,815,957	2,901,084
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	515,000	544,192
Progress Energy, Inc. sr. notes 6.85s, 2012	195,000	214,627
Southern Natural Gas Co. 144A notes 5.9s, 2017	380,000	392,463
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	910,000	986,140
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.65s, 2020	240,000	250,456
Spectra Energy Capital, LLC company guaranty sr.

unsec. unsub. notes 6.2s, 2018	135,000	146,719
Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	787,258
Teco Energy, Inc. sr. notes FRN 2.249s, 2010	110,000	110,204
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	900,000	948,159
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	1,960,000	2,439,168
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	535,000	577,773
TransAlta Corp. sr. unsec. unsub. notes 4 3/4s, 2015
(Canada)	450,000	466,446
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	560,000	636,484
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	830,000	862,040
		45,786,364
Total corporate bonds and notes (cost $251,088,270)		$267,541,187

ASSET-BACKED SECURITIES (8.4%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.921s, 2035	$130,212	$45,480
FRB Ser. 05-4, Class A2C, 0.441s, 2035	198,948	183,647
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.381s, 2036	758,000	219,627
FRB Ser. 06-HE3, Class A2C, 0.381s, 2036	973,000	303,689
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	45,173	5
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.641s, 2029	1,893,140	805,722
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.981s, 2033	349,106	102,234
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,203,000	192,480
Ser. 04-1A, Class E, 6.42s, 2039	889,204	124,489
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.501s, 2033	42,539	12,524
FRB Ser. 06-W4, Class A2C, 0.391s, 2036	1,711,604	552,521
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.231s, 2033	230,075	175,591
FRB Ser. 05-WMC1, Class M1, 0.671s, 2035	543,000	434,400
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.421s, 2036	243,398	148,670
FRB Ser. 06-HE4, Class A5, 0.391s, 2036	905,377	625,304
FRB Ser. 06-HE7, Class A4, 0.371s, 2036	534,000	178,098
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	324,000	328,570
Bayview Financial Acquisition Trust FRB Ser. 04-D,
Class A, 0.816s, 2044	598,257	520,208
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.581s, 2038	401,078	260,701
FRB Ser. 03-SSRA, Class A, 0.931s, 2038	343,121	257,341
FRB Ser. 04-SSRA, Class A1, 0.831s, 2039	548,421	401,718
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 05-HE1, Class M3, 1 1/4s, 2035	395,000	104,099
FRB Ser. 03-3, Class A2, 0.821s, 2043	1,171,410	975,059
FRB Ser. 03-1, Class A1, 0.731s, 2042	326,316	251,931
FRB Ser. 05-3, Class A1, 0.681s, 2035	174,330	150,377
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	330,616	331,056
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.651s, 2035	331,324	262,122
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	3,910,879	3,128,703
Ser. 02-2, Class A, IO, 8 1/2s, 2033	3,544,180	88,605
Ser. 00-4, Class A6, 8.31s, 2032	4,258,497	3,374,859
Ser. 00-5, Class A6, 7.96s, 2032	2,069,465	1,779,740
Ser. 02-1, Class M1F, 7.954s, 2033	941,000	830,845
Ser. 01-4, Class A4, 7.36s, 2033	2,963,011	3,059,309
Ser. 00-6, Class A5, 7.27s, 2031	694,833	701,781
Ser. 01-1, Class A5, 6.99s, 2032	2,903,729	2,940,025
Ser. 01-3, Class A4, 6.91s, 2033	7,433,597	7,563,685
Ser. 02-1, Class A, 6.681s, 2033	2,538,084	2,569,810
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.751s, 2035	284,000	215,373
FRB Ser. 04-6, Class 2A5, 0.621s, 2034	637,076	529,482
FRB Ser. 05-14, Class 3A2, 0.471s, 2036	134,135	115,393
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	375,000	276,563
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,307,000	261,400
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	150,030	15
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.901s, 2035	132,008	24,729
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.041s, 2035	253,054	249,865
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.381s, 2036	1,209,000	532,449
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	134,710	114,469
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 1.307s,
2038	834,000	8,340
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.754s, 2015	869,076	816,932
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.561s, 2036	1,701,000	806,198
FRB Ser. 06-2, Class 2A3, 0.401s, 2036	3,011,000	2,239,525
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.231s,
2037	417,000	58,347
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.531s, 2019	963,000	616,320

Ser. 04-1A, Class B, 1.081s, 2018	17,314	15,236
GEBL 144A
Ser. 04-2, Class D, 2.983s, 2032	403,017	18,136
Ser. 04-2, Class C, 1.083s, 2032	151,888	18,227
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	437,522	370,800
Ser. 99-5, Class A5, 7.86s, 2030	8,922,304	7,762,404
Ser. 97-2, Class A7, 7.62s, 2028	476,590	486,795
Ser. 97-6, Class A9, 7.55s, 2029	511,579	477,062
Ser. 97-4, Class A7, 7.36s, 2029	122,021	114,881
Ser. 95-8, Class B1, 7.3s, 2026	284,587	227,553
Ser. 96-10, Class M1, 7.24s, 2028	812,000	781,550
Ser. 97-3, Class A5, 7.14s, 2028	260,884	262,725
Ser. 97-6, Class A8, 7.07s, 2029	99,509	100,717
Ser. 98-4, Class A7, 6.87s, 2030	202,416	191,874
Ser. 97-7, Class A8, 6.86s, 2029	68,814	66,141
Ser. 98-6, Class A7, 6.45s, 2030	112,362	112,221
Ser. 99-2, Class A7, 6.44s, 2030	778,481	668,326
Ser. 99-1, Class A6, 6.37s, 2025	972,000	962,280
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	2,484,023	2,310,141
Ser. 99-5, Class M1A, 8.3s, 2026	409,000	370,581
Ser. 99-3, Class 1A5, 6.79s, 2023	41,926	41,631
GSAA Home Equity Trust FRB Ser. 06-19, Class A1,
0.321s, 2036	1,872,233	1,048,450
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.381s, 2036	4,475,000	1,286,624
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.781s, 2030	989,585	98,959
FRB Ser. 05-1A, Class D, 1.761s, 2030	322,885	35,492
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.775s, 2036	910,467	500,757
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.561s, 2036	853,000	601,775
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.481s, 2035	5,629	11
FRB Ser. 06-FRE1, Class A4, 0.521s, 2035	716,000	395,838
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	8,523,240	340,930
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	8,664,403	6,411,658
FRB Ser. 07-6, Class 2A1, 0.441s, 2037	6,983,442	3,020,197
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.231s, 2036	2,510,000	175,700
FRB Ser. 02-1A, Class FFL, 2.981s, 2037	3,681,000	478,530
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	3,251,135	1,690,590
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.851s, 2035	448,000	257,737
FRB Ser. 06-4, Class 2A4, 0.491s, 2036	819,000	292,218
FRB Ser. 06-1, Class 2A3, 0.421s, 2036	960,604	478,060
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.481s, 2032	3,088,734	2,648,589
FRB Ser. 02-A, Class M2, 2.481s, 2032	453,000	374,858
Ser. 02-A IO, 0.3s, 2032	77,733,644	971,671
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	53,122	28,034
Ser. 04-2A, Class D, 5.389s, 2026	41,291	21,145
Ser. 04-2A, Class C, 4.741s, 2026	47,811	29,299
FRB Ser. 02-1A, Class A1, 0.931s, 2024	362,854	332,481
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.381s, 2036	425,000	196,622
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	414,623	384,031
Ser. 10, Class B, 7.54s, 2036	406,069	358,635
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.911s, 2035	190,557	113,236
FRB Ser. 05-HE1, Class M3, 0.751s, 2034	281,000	207,001
FRB Ser. 06-NC4, Class M2, 0.531s, 2036	395,000	1,106
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.231s, 2039	735,000	147,000
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.763s, 2015	141,534	137,288
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	1,096,181	1,073,960
FRB Ser. 03-4, Class M3, 3.306s, 2033	20,959	10,876
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.391s, 2036	1,017,000	530,249
FRB Ser. 06-2, Class A2C, 0.381s, 2036	1,017,000	568,368
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022	42,144	42,460
Ser. 01-D, Class A3, 5.9s, 2022	111,596	70,615
Ser. 02-C, Class A1, 5.41s, 2032	2,433,227	1,873,585
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	336,075	315,071
Ser. 01-B, Class A3, 6.535s, 2023	100,113	85,498
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.061s, 2036	180,000	29,590
FRB Ser. 04-WHQ2, Class A3A, 0.581s, 2035	24,729	24,516
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.361s, 2036	1,229,078	428,081
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.421s, 2036	916,112	689,578
FRB Ser. 07-RZ1, Class A2, 0.391s, 2037	1,565,000	740,555
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.961s, 2035	518,771	364,044
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)	61,018	6
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.491s, 2036	512,527	174,811
SAIL Net Interest Margin Notes 144A Ser. 04-4A,

Class B, 7 1/2s, 2034 (In default) (NON)	233,390	2
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.881s, 2035	249,157	1,099
FRB Ser. 07-NC2, Class A2B, 0.371s, 2037	1,409,000	640,726
FRB Ser. 07-BR5, Class A2A, 0.361s, 2037	511,613	351,734
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.441s, 2036	1,730,000	606,214
FRB Ser. 06-FRE1, Class A2B, 0.411s, 2036	642,625	271,064
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.401s, 2036	758,000	594,764
FRB Ser. 06-3, Class A3, 0.391s, 2036	4,497,000	2,742,641
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.474s, 2038	460,000	4,600
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.491s, 2036	821,000	72,665
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028	1,701,529	296,368
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	1,388,000	138,800
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.341s, 2037	6,270,436	3,895,508
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.551s, 2037	366,000	109,403
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.149s, 2044 (United Kingdom)	460,894	55,307

Total asset-backed securities (cost $140,965,319)		$96,076,986

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (1.8%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)
Government National Mortgage Association Graduated
Payment Mortgages 11s, August 15, 2010	$494	$506
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 20, 2038 to
October 20, 2039	15,397,571	16,603,514
		16,604,020

U.S. Government Agency Mortgage Obligations (0.4%)
Federal National Mortgage Association Pass-Through
Certificates
7s, January 1, 2017	13,714	14,798
7s, TBA, February 1, 2040	4,000,000	4,395,000
		4,409,798
Total U.S. government and agency mortgage obligations (cost $20,603,645)		$21,013,818

MUNICIPAL BONDS AND NOTES (0.5%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$770,000	$761,422
IL State G.O. Bonds
4.421s, 1/1/15	410,000	419,082
4.071s, 1/1/14	1,220,000	1,242,546
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	805,000	650,094
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	675,000	719,510
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	1,990,000	1,607,164

Total municipal bonds and notes (cost $5,856,229)		$5,399,818

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B,
2.731s, 2012	$409,955	$397,400
Allison Transmission, Inc. bank term loan FRN Ser. B,
3s, 2014	397,135	363,875
First Data Corp. bank term loan FRN Ser. B1, 2.982s,
2014	202,360	174,845
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.249s, 2015	334,037	275,998
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.251s, 2014	14,203	10,693
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.236s, 2014	249,372	187,742
Intelsat Corp. bank term loan FRN Ser. B2, 2.731s, 2011	107,479	102,341
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.731s,
2013	107,513	102,372
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.731s,
2013	107,479	102,341
National Bedding Co. bank term loan FRN 2.305s, 2011	185,182	177,775
Polypore, Inc. bank term loan FRN Ser. B, 2.49s, 2014	405,678	384,380
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	26,417	26,359
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.001s, 2013	381,933	381,097
SunGard Data Systems, Inc. bank term loan FRN 1.981s,
2014	9,338	9,011
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.898s, 2016	193,480	189,827

Total senior loans (cost $2,873,469)		$2,886,056

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	$102,080,000	$11,123,658
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	102,080,000	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	38,863,000	1,535,089
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	38,863,000	1,523,041

Total purchased options outstanding (cost $12,123,377)			$14,181,788

SHORT-TERM INVESTMENTS (37.5%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	234,593,344	$234,593,344
U.S. Treasury Bills for effective yields of 0.23% to
0.40%, November 18, 2010 (SEGSF)	$56,401,000	56,220,630
U.S. Treasury Bills for effective yields of 0.18% to
0.26%, August 26, 2010 (SEG) (SEGSF)	57,997,000	57,932,101
U.S. Treasury Bills for effective yields of 0.23% to
0.24%, July 15, 2010 (SEGSF)	13,690,000	13,668,520
Govco Inc., for an effective yield of 0.23%,
February 16, 2010	20,000,000	19,998,083
Metlife Short Term Funding, LLC, for an effective
yield of 0.23%, February 18, 2010	8,045,000	8,044,126
Royal Park Investments Funding, for an effective yield
of 0.20%, April 7, 2010	20,000,000	19,992,780
Working Capital Management Co., for an effective yield
of 0.25%, February 3, 2010	20,000,000	19,999,722

Total short-term investments (cost $430,493,901)		$430,449,306

TOTAL INVESTMENTS

Total investments (cost $1,359,310,838)(b)		$1,434,131,671

FUTURES CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	3,328	$395,408,000	Mar-10	$(4,280,652)
U.S. Treasury Note 2 yr (Short)	12	2,615,438	Mar-10	(8,283)
U.S. Treasury Note 5 yr (Short)	218	25,388,484	Mar-10	(80,482)
U.S. Treasury Note 10 yr (Short)	210	24,812,813	Mar-10	(59,640)
U.S. Ultra Treasury Bond 30 yr (Long)	33	4,104,375	Mar-10	26,753

Total				$(4,402,304)

WRITTEN OPTIONS OUTSTANDING at 1/31/10 (premiums received $129,674,228) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$153,193,000	Aug-11/4.7	$6,614,874
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	153,193,000	Aug-11/4.7	9,209,963
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	15,331,000	Aug-11/4.55	750,452
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	15,331,000	Aug-11/4.55	813,156
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	23,047,000	Aug-11/4.475	1,145,205
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	23,047,000	Aug-11/4.475	1,193,835
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	72,092,340	Jan-12/4.72	3,896,591
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	72,092,340	Jan-12/4.72	4,262,100
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	22,504,000	Jul-11/4.5475	1,056,788
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	22,504,000	Jul-11/4.5475	1,196,988
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	45,008,000	Jul-11/4.52	2,156,783
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	45,008,000	Jul-11/4.52	2,337,265
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	30,662,000	Aug-11/4.49	1,544,138
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	30,662,000	Aug-11/4.49	1,566,522
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	166,462,000	Feb-10/5.215	20,729,513
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	166,462,000	Feb-10/5.215	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.08	12,460,089
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.08	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.22	13,789,980
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.22	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	38,863,000	Jun-10/5.23	69,565
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	38,863,000	Jun-10/5.235	71,897
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	76,318,900	Oct-10/4.02	2,292,620
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	76,318,900	Oct-10/4.02	2,860,432
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.525	2,503,263
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.525	2,291,618
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.46	2,363,606
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.46	2,402,959
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	71,988,000	Jul-11/4.745	2,945,749
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	71,988,000	Jul-11/4.745	4,505,729
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	120,153,900	Jan-12/4.80	6,151,880
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	120,153,900	Jan-12/4.80	7,534,851

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	1,622,549
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	655,802

Total			$122,996,762

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$709,017,000	$--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$21,307,959

	31,016,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,924,837)

	109,878,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,799,279

Barclays Bank PLC
	156,425,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(12,474,717)

Citibank, N.A
	513,213,000	(233,511)	12/7/10	3 month USD-LIBOR-BBA	0.56%	635,282

Credit Suisse International
	500,529,000	(226,099)	12/16/13	2.23%	3 month USD-LIBOR-BBA	(2,426,532)

	55,617,000	(212,060)	12/18/24	3 month USD-LIBOR-BBA	4.17%	122,957

	106,409,000	250,942	12/18/39	4.37%	3 month USD-LIBOR-BBA	357,081

	182,380,000	386,379	12/18/14	2.74%	3 month USD-LIBOR-BBA	(1,276,123)

	208,207,000	(141,914)	12/18/11	3 month USD-LIBOR-BBA	1.23%	880,795

	577,765,000	--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	3,946,040

	337,079,000	181,953	12/16/19	3 month USD-LIBOR-BBA	3.66%	58,486

Deutsche Bank AG
	336,943,000	(113,139)	10/21/11	3 month USD-LIBOR-BBA	1.36%	3,657,824

	2,305,000	4,126	12/2/18	3 month USD-LIBOR-BBA	3.18%	(54,336)

	284,336,000	(758,105)	1/8/15	2.84%	3 month USD-LIBOR-BBA	(4,033,024)

	178,843,000	(599,913)	1/8/16	3.15%	3 month USD-LIBOR-BBA	(2,800,725)

	274,222,000	1,673,882	1/8/20	3 month USD-LIBOR-BBA	3.85%	5,272,512

	331,471,000	(3,829,249)	1/8/30	4.37%	3 month USD-LIBOR-BBA	(7,364,479)

	125,600,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	3,969,880

	352,461,000	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(6,694,246)

	393,419,000	--	3/20/11	3 month USD-LIBOR-BBA	1.43%	5,833,727

	117,500,000	--	3/23/11	3 month USD-LIBOR-BBA	1.45%	1,772,977

	492,000,000	--	3/30/14	2.36%	3 month USD-LIBOR-BBA	(4,753,939)

	226,000,000	--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(13,287,957)

	45,660,000	--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(1,243,957)

Goldman Sachs International
	60,310,100	--	1/14/20	3 month USD-LIBOR-BBA	3.8025%	499,971

	36,917,000	--	1/11/20	3 month USD-LIBOR-BBA	3.93%	722,387

	25,629,500	--	1/12/15	2.8775%	3 month USD-LIBOR-BBA	(329,316)

JPMorgan Chase Bank, N.A.
	17,941,000	104,298	12/17/24	3 month USD-LIBOR-BBA	4.1%	69,264

	460,324,000	2,676,863	12/17/19	3 month USD-LIBOR-BBA	3.67%	2,847,973

	199,963,500	--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(289,829)

	41,015,800	--	1/8/15	2.8875%	3 month USD-LIBOR-BBA	(565,121)

	20,834,900	--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(112,893)

	65,541,100	--	1/15/15	2.815%	3 month USD-LIBOR-BBA	(625,424)

	50,190,000	--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	956,761

Total						$(6,546,300)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--	$440,000	12/20/12	95 bp	$(34,249)

Credit Suisse International
General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	3,610,000	12/20/13	530 bp	452,094

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	3,150,000	9/20/13	109 bp	(91,093)

Total						$326,752

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $1,147,940,698.

(b) The aggregate identified cost on a tax basis is $1,389,408,018, resulting in gross unrealized appreciation and depreciation of $120,219,894 and $75,496,241, respectively, or net unrealized appreciation of $44,723,653.

(NON) Non-income-producing security.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at January 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at January 31, 2010.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at January 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $145,167 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $311,759,951 and $313,478,953, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At January 31, 2010, liquid assets totaling $666,473,940 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at January 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2010.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately $376,700,000 on Purchased options contracts for the period ended January 31, 2010.

Outstanding contracts on Written options contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Outstanding contracts on Futures contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $9,061,000,000 on Interest rate swap contracts for the period ended January 31, 2010.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $50,100,000 on Credit default swap contracts for the period ended January 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $4,921,474 at January 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At January 31, 2010, the fund had a net liability position of $116,967,614 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $117,540,143.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $2,948,825 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $171,616,581. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreements will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$96,076,986	$--

Corporate bonds and notes	--	267,541,187	--

Mortgage-backed securities	--	585,046,976	11,535,736

Municipal bonds and notes	--	5,399,818	--

Purchased options outstanding	--	14,181,788	--

Senior loans	--	2,886,056	--

U.S. Government and agency mortgage obligations	--	21,013,818	--

Short-term investments	234,593,344	195,855,962	--

Totals by level	$234,593,344	$1,188,002,591	$11,535,736

	Level 1	Level 2	Level 3

Other financial instruments:	$(4,402,304)	$(128,380,763)	$(715,919)

Other financial instruments include futures, written options, swaps, and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October	discounts/	Realized	appreciation/	purchases/	and/or out	January
	31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010

Asset-backed securities	$1,957,754	$--	$--	$--	$--	$(1,957,754)	$--

Mortgage-backed securities	$5,277,818	--	--	(17,849)	1,609,260	4,666,507	$11,535,736

Totals:	$7,235,572	$--	$--	$(17,849)	$1,609,260	$2,708,753	$11,535,736

† Includes $(17,849) related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October	discounts/	Realized	appreciation/	purchases/	and/or out	January
	31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010 ††

Other financial instruments:	$(677,829)			$(38,090)		$--	$(715,919)

† Includes $(38,090) related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$452,094	$125,342

Interest rate contracts	64,890,883	183,818,914

Total	$65,342,977	$183,944,256

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010